Pension and Post Retirement Benefits - Fair Value of Plan Asset for pension Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 520.2	$ 463.8
Pension Plans Revlon [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	744.6	700.5	642.3
Accumulated benefit obligation	743.6	698.8
Fair value of plan assets	$ 520.2	$ 463.8	$ 449.5